FLIGHT EQUIPMENT HELD FOR SALE (Details) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2020 USD ($) Aircraft	Mar. 31, 2020 USD ($) Aircraft Engine	Jun. 30, 2019 USD ($) Aircraft	Jun. 30, 2020 USD ($) Aircraft	Jun. 30, 2019 USD ($) Aircraft	Dec. 31, 2019 Aircraft Engine
Flight Equipment Held for Sale [Abstract]
Gain on sale of aircraft | $	$ 0		$ 16,078	$ 31,717	$ 43,698
Flight Equipment Held For Sale [Member]
Flight Equipment Held for Sale [Abstract]
Number of aircraft held for sale | Aircraft	0			0		6
Number of engines held for sale | Engine						2
Number of aircraft sold | Aircraft		6	3		12
Number of engines sold | Engine		2
Gain on sale of aircraft | $		$ 31,700	$ 6,100		$ 33,600